Deborah A. Sullivan
Assistant Vice President &
Assistant Counsel

November 8, 2001

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:      Oppenheimer Main Street(R)Opportunity Fund
         Reg. No. 333-40186; 811-10001

To the Securities and Exchange Commission:

         An  electronic  ("EDGAR")  filing is hereby  being made under Rule  497(e) of the  Securities  Act of 1933 and the  Investment
Company Act of 1940 on behalf of Oppenheimer Main Street(R)Opportunity Fund (the "Registrant").  This filing includes  supplements dated
September 1, 2001 to the Registrant's Prospectus dated September 21, 2000.

                                                              Very truly yours,

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              (212) 323-0602
DAS:dr

cc:      Myer, Swanson, Adams & Wolf, P.C.
         Gloria LaFond